Summary of significant accounting policies (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Estimated adjustment is the change in the methodology for calculating impairment pursuant to IFRS 9
Accumulated losses	R$ (217,550)
Non-controlling interest in Braskem Idesa	(827,501)	R$ (1,017,880)
Total	(1,045,051)
Adjustments estimated at the adoption of IFRS 9
Estimated adjustment is the change in the methodology for calculating impairment pursuant to IFRS 9
Accumulated losses	(9,989)
Total	(9,989)
Adjusted opening balance estimated on January 1, 2018
Estimated adjustment is the change in the methodology for calculating impairment pursuant to IFRS 9
Accumulated losses	(227,539)
Non-controlling interest in Braskem Idesa	(827,501)
Total	R$ (1,055,040)